Acquisitions of businesses (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of acquisition of businesses [abstract]
Fair value of assets and liabilities arising from acquisitions
(USD millions)	2019	2018	2017

Property, plant and equipment	44	137

Currently marketed products	3 550	2 531

Acquired research and development	342	10 224	1 223

Other intangible assets	22	1

Deferred tax assets	60	381	8

Financial and other assets	8	19

Inventories	195	20

Trade receivables and other current assets	4	90

Cash and cash equivalents		1 112	20

Deferred tax liabilities	– 107	– 2 874	– 325

Current and non-current financial debts	– 2	– 14

Trade payables and other liabilities	– 178	– 627	– 1

Net identifiable assets acquired	3 938	11 000	925

Cash and cash equivalents		– 1 112	– 20

Non-controlling interests		– 26

Goodwill	186	4 084	94

Net assets recognized as a result of business combinations [1]	4 124	13 946	999

[1] Net assets recognized as a result of business combinations in the consolidated balance sheet from continuing operations were USD 13 660 million in 2018 and USD 874 million in 2017.